RISKS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
RISKS

17. CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

The Company’s primary bank deposits are located in the United States. Those deposits are provided protection under FDIC insurance up to maximum of $250,000. Any deposits in excess of the aforementioned maximum are at risk of loss if those banks become insolvent. The Company is subject to risk borne from credit extended to customers.

Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing or if the prime rate adjusts, as the Company’s loans are based on adjustable interest rates.

Inflation risk

Management monitors changes in prices levels. Historically, inflation has not materially impacted the Company’s financial statements; however, significant increases in the cost of labor that cannot be passed on to the Company’s customers could adversely impact the Company’s results of operations.

Concentration risks

Table 17.1: Revenue Concentration by Customer - Based on % of Revenue

	For the Three Months Ended				For the Nine Months Ended
	September 30, 2025		September 30, 2024		September 30, 2025		September 30, 2024
Customer	Amount	%	Amount	%	Amount	%	Amount	%
A	$1,131,581	29.5%	$1,183,445	26.6%	$3,382,634	29.2%	$2,488,622	18.2%
B	665,813	17.4%	694,743	15.6%	2,027,148	17.5%	2,372,942	17.3%
C	369,025	9.6%	614,556	13.8%	1,101,765	9.5%	2,206,993	16.1%
D	315,240	8.2%	538,251	12.1%	1,072,194	9.3%	1,707,290	12.5%

Table 17.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net

	September 30, 2025
Customer	Amount	%
1	$768,954	25%
2	479,151	15%
3	373,236	12%

Prior to the Management Services Agreement and a Release agreement with Ed Burns of SLG on March 31, 2025, the company had combined all SLG customers as one customer for purposes of customer concentration disclosures due to the nature of the relationship. Once the acquisition was complete, the company has re-evaluated this disclosure to break out all SLG customers individually, therefore the amounts reported above are not comparable to the first quarter of 2025 amounts previously reported. As of December 31, 2024, no individual customer accounts receivable balances were 10% or greater than the total accounts receivable balance.

NOTE 13 — RISKS

Credit risk

The Company’s primary bank deposits are located in the United States. Those deposits are provided protection under FDIC insurance up to maximum of $250,000. Any deposits in excess of the aforementioned maximum are at risk of loss if those banks become insolvent.

The Company is subject to risk borne from credit extended to customers.

Interest risk

The Company is subject to interest rate risk when its loans become due and require refinancing or if the prime rate adjusts, as the Company’s loans are based on adjustable interest rates.

Inflation risk

Management monitors changes in prices levels. Historically, inflation has not materially impacted the Company’s financial statements; however, significant increases in the cost of labor that cannot be passed on to the Company’s customers could adversely impact the Company’s results of operations.

Concentration risks

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2024 and 2023. Accordingly, there was a concentration of risk in demand for the Company’s services.

	Revenue
	For the year ended December 31,
	2024		2023
Customer	Amount	%	Amount	%
A	$14,774,927	83%	$13,837,042	72%
B	$1,041,966	6%	$1,048,329	5%
C	$795,280	4%	$2,236,276	12%

	Accounts receivable
	At December 31,		At December 31,
	2024		2023
Customer	Amount	%	Amount	%
1	$8,970,298	87%	$5,871,789	83%
2	$342,394	3%	$355,419	5%
3	$340,179	3%	$304,341	4%